Initial Public Offering (Details) - USD ($)	Apr. 11, 2022	Apr. 11, 2025	Mar. 31, 2025	Dec. 31, 2024
Initial Public Offering [Line Items]
Price per shares (in Dollars per share)		$ 10	$ 10	$ 10
Number of shares issued per unit	1
Number of warrants issued per unit	1
Number of shares per warrant	1
Warrant term			5 years	5 years
Public Shares [Member]
Initial Public Offering [Line Items]
Public share price per share (in Dollars per share)	$ 11.5
IPO [Member]
Initial Public Offering [Line Items]
Public units	8,250,000
IPO [Member] | Public Shares [Member]
Initial Public Offering [Line Items]
Public units	8,250,000
Gross proceeds (in Dollars)	$ 82,500,000
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Public units	750,000
Over-Allotment Option [Member] | Public Shares [Member]
Initial Public Offering [Line Items]
Public units	750,000